Cash and Cash Equivalents, Short Term Deposits and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents, Short Term Deposits and Restricted Cash [Abstract]
Schedule of Cash and Cash Equivalents
	December 31
	2024	2023
	USD in thousands
Cash and cash equivalents	8,753	9,357
Short term deposits	12	12
Restricted cash	58	166
	8,823	9,535

Schedule of Cash and Cash Equivalents, Short Term Deposits and Restricted Cash Denominated

The currencies in which the cash and cash equivalents, short term deposits and restricted cash are denominated or to which they are linked are as follows:

	December 31
	2024	2023
	USD in thousands
USD	7,572	7,814
NIS	1,220	1,510
GBP	-	167
Other currencies	31	44
	8,823	9,535